Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill, Impaired [Abstract]
Goodwill

8. Goodwill

	As of December 31,
	2025	2024
	In thousands of USD
Bondly HK (Note 15)	$4,454	$4,454
Less: impairment	(3,663)	-
Total	$791	$4,454

	For the Years Ended December 31,
	2025	2024
	In thousands of USD
Balance as of December 31,	$4,454	$-
Acquisitions (Note 15)	-	4,454
Impairment	(3,663)	-
Goodwill	$791	$4,454

The goodwill generated from the expected synergies from the output capacity of the transaction and service scenario of developing AI-powered applications